SIGNIFICANT ACCOUNTING POLICIES - Schedule of Fair Value of Stock Options Valuation Assumptions (Details)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Accounting Policies [Abstract]
Dividend yield	0.00%	0.00%
Risk-free interest rate		2.44%
Risk-free interest rate minimum	0.31%
Risk-free interest rate maximum	1.61%
Expected term (in years)	4 years 2 months 19 days	4 years 2 months 19 days
Volatility		66.69%
Volatility minimum	55.89%
Volatility maximum	58.17%